Note 11 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss)/Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Total	$ 1,057	$ 1,220
Interest Rate Swap [Member]
Interest rate swaps– realized loss	(234)
Derivative instruments, changes in fair value	(388)	(156)
Financial Instrument Warrants [Member]
Derivative instruments, changes in fair value	$ 1,679	$ 1,376